Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 97	$ 110	$ 3
Additions based on tax positions related to the current year	4	13
Reductions for tax positions of prior years	(33)	(4)
Settlements	(65)	(22)
Balance at end of year	$ 3	$ 97	$ 3